UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31 2023

ITEM 1.	REPORT TO STOCKHOLDERS

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

FRANKLIN

GLOBAL MARKET

NEUTRAL FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Global Market Neutral Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

II	Franklin Global Market Neutral Fund

Performance review

For the six months ended March 31, 2023, Class A shares of Franklin Global Market Neutral Fund, excluding sales charges, returned 5.06%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 2.01% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Averageii returned 4.92% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Global Market Neutral Fund:
Class A	5.06%
Class C	4.62%
Class I	5.06%
Class IS	5.24%
FTSE 3-Month U.S. Treasury Bill Index	2.01%
Lipper Alternative Equity Market Neutral Funds Category Average	4.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 4.16%, 4.69%, 3.47% and 3.35%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for Class A shares, 2.30% for Class C shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the

Franklin Global Market Neutral Fund	III

Performance review (cont’d)

ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be

IV	Franklin Global Market Neutral Fund

successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with real estate investment trusts (“REITs”), Master Limited Partnerships (“MLPs”) and investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 41 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Franklin Global Market Neutral Fund	V

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*

The bar graph above represents the composition of the Fund’s investments sold short as of March 31, 2023 and September 30, 2022 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution
(12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.06%	$1,000.00	$1,050.60	3.40%	$17.38	Class A	5.00%	$1,000.00	$1,007.98	3.40%	$17.02
Class C	4.62	1,000.00	1,046.20	4.22	21.53	Class C	5.00	1,000.00	1,003.89	4.22	21.08
Class I	5.06	1,000.00	1,050.60	3.15	16.10	Class I	5.00	1,000.00	1,009.22	3.15	15.78
Class IS	5.24	1,000.00	1,052.40	3.03	15.50	Class IS	5.00	1,000.00	1,009.82	3.03	15.18

2	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 94.4%
Communication Services — 6.5%
Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV	49,025	$173,233	(a)
Entertainment — 1.1%
CTS Eventim AG & Co. KGaA	2,800	175,045	*(a)
G5 Entertainment AB	3,528	72,992	(a)
GungHo Online Entertainment Inc.	8,400	153,886	(a)
Total Entertainment		401,923
Interactive Media & Services — 2.9%
Auto Trader Group PLC	25,455	194,163	(a)
Cargurus Inc.	5,300	99,004	*
Gree Inc.	19,600	102,497	(a)
Kakaku.com Inc.	11,200	153,746	(a)
Rightmove PLC	27,624	192,281	(a)
Yelp Inc.	6,027	185,029	*(b)
ZipRecruiter Inc., Class A Shares	8,900	141,866	*
Total Interactive Media & Services		1,068,586
Media — 1.4%
4imprint Group PLC	3,000	178,564
Criteo SA, ADR	4,300	135,471	*
Sinclair Broadcast Group Inc., Class A Shares	7,825	134,277	(b)
ValueCommerce Co. Ltd.	5,900	76,102	(a)
Total Media		524,414
Wireless Telecommunication Services — 0.6%
Freenet AG	9,000	233,860	(a)
Total Communication Services		2,402,016
Consumer Discretionary — 10.5%
Automobile Components — 1.7%
Linamar Corp.	3,700	178,032
NGK Spark Plug Co. Ltd.	10,400	215,206	(a)
NHK Spring Co. Ltd.	16,300	117,020	(a)
Pirelli & C SpA	24,500	122,737	(a)
Total Automobile Components		632,995
Automobiles — 1.9%
Bayerische Motoren Werke AG	914	100,173	(a)
Isuzu Motors Ltd.	12,300	146,997	(a)
Mazda Motor Corp.	20,700	190,937	(a)
Subaru Corp.	9,500	151,655	(a)
Suzuki Motor Corp.	3,400	123,819	(a)
Total Automobiles		713,581

See Notes to Financial Statements.

4	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Broadline Retail — 0.9%
Dillard’s Inc., Class A Shares	541	$166,455	(b)
J Front Retailing Co. Ltd.	14,700	146,803	(a)
Total Broadline Retail		313,258
Distributors — 0.4%
Inchcape PLC	13,620	130,558	(a)
Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC	4,800	120,632	(a)
InterContinental Hotels Group PLC	1,770	115,874	(a)
Total Hotels, Restaurants & Leisure		236,506
Leisure Products — 0.9%
Sega Sammy Holdings Inc.	10,800	205,283	(a)
Spin Master Corp.	4,300	119,534	(b)
Total Leisure Products		324,817
Specialty Retail — 2.5%
AutoZone Inc.	81	199,110	*(b)
Industria de Diseno Textil SA	6,088	204,528	(a)
Lowe’s Cos. Inc.	933	186,572	(b)
Murphy USA Inc.	401	103,478
Tractor Supply Co.	472	110,939
United Arrows Ltd.	8,200	119,101	(a)
Total Specialty Retail		923,728
Textiles, Apparel & Luxury Goods — 1.6%
Burberry Group PLC	6,873	220,072	(a)
Deckers Outdoor Corp.	312	140,260	*(b)
Hermes International	122	247,081	(a)
Total Textiles, Apparel & Luxury Goods		607,413
Total Consumer Discretionary		3,882,856
Consumer Staples — 7.0%
Beverages — 0.6%
Heineken Holding NV	2,322	213,039	(a)
Consumer Staples Distribution & Retail — 4.3%
Albertsons Cos. Inc., Class A Shares	7,300	151,694
Alimentation Couche-Tard Inc.	3,700	186,027
BJ’s Wholesale Club Holdings Inc.	2,936	223,342	*(b)
Empire Co. Ltd., Class A Shares	5,000	134,036
Jeronimo Martins SGPS SA	10,135	237,897	(a)
Kroger Co.	3,771	186,174	(b)
Lawson Inc.	3,600	152,416	(a)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples Distribution & Retail — continued
Loblaw Cos. Ltd.	2,200	$200,499	(b)
Walgreens Boots Alliance Inc.	3,200	110,656
Total Consumer Staples Distribution & Retail		1,582,741
Food Products — 1.0%
Kellogg Co.	2,140	143,295	(b)
Morinaga Milk Industry Co. Ltd.	4,000	143,874	(a)
Saputo Inc.	3,900	100,912
Total Food Products		388,081
Personal Care Products — 0.3%
USANA Health Sciences Inc.	1,747	109,886	*(b)
Tobacco — 0.8%
Imperial Brands PLC	6,000	137,974	(a)
Japan Tobacco Inc.	7,400	156,315	(a)
Total Tobacco		294,289
Total Consumer Staples		2,588,036
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
BP PLC	31,961	202,010	(a)
Eni SpA	13,387	186,700	(a)
Imperial Oil Ltd.	3,400	172,906
Inpex Corp.	13,100	138,631	(a)
Marathon Petroleum Corp.	1,415	190,784	(b)
Parex Resources Inc.	8,200	152,533	(b)
Repsol SA	11,911	183,166	(a)
Suncor Energy Inc.	5,300	164,549
Whitehaven Coal Ltd.	30,169	135,818	(a)
Total Energy		1,527,097
Financials — 14.2%
Banks — 4.7%
Banco Bilbao Vizcaya Argentaria SA	30,200	215,911	(a)
Banco de Sabadell SA	173,500	186,589	(a)
Comerica Inc.	2,109	91,573	(b)
Commerzbank AG	14,000	147,395	*(a)
East-West Bancorp Inc.	1,635	90,742
First BanCorp	9,845	112,430
Intesa Sanpaolo SpA	46,800	120,110	(a)
Lloyds Banking Group PLC	210,275	123,631	(a)
NatWest Group PLC	51,854	169,201	(a)
Societe Generale SA	4,115	92,717	(a)
UniCredit SpA	7,400	139,474	(a)

See Notes to Financial Statements.

6	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Washington Federal Inc.	4,996	$150,479	(b)
Westamerica BanCorp	2,000	88,600
Total Banks		1,728,852
Capital Markets — 2.4%
3i Group PLC	7,381	153,846	(a)
Bank of New York Mellon Corp.	3,942	179,124	(b)
Deutsche Bank AG, Registered Shares	15,000	152,538	(a)
IG Group Holdings PLC	11,600	100,102	(a)
Intermediate Capital Group PLC	9,333	140,872	(a)
Investec PLC	27,983	155,292	(a)
Total Capital Markets		881,774
Consumer Finance — 1.1%
Acom Co. Ltd.	63,300	152,633	( a)
Ally Financial Inc.	5,185	132,166	(b)
Synchrony Financial	4,700	136,676
Total Consumer Finance		421,475
Financial Services — 2.2%
Jackson Financial Inc., Class A Shares	4,700	175,827	(b)
MGIC Investment Corp.	10,381	139,313	(b)
Plus500 Ltd.	7,259	151,514
Radian Group Inc.	8,558	189,132	(b)
Voya Financial Inc.	2,499	178,578
Total Financial Services		834,364
Insurance — 3.8%
American International Group Inc.	2,832	142,620	(b)
Aviva PLC	30,176	150,733	(a)
Axis Capital Holdings Ltd.	1,876	102,280	(b)
Fairfax Financial Holdings Ltd.	200	133,012
Hartford Financial Services Group Inc.	1,979	137,916	(b)
MetLife Inc.	2,452	142,069	(b)
MS&AD Insurance Group Holdings Inc.	3,300	102,270	(a)
Reinsurance Group of America Inc.	1,338	177,633
SCOR SE	7,731	175,782	(a)
Unum Group	3,918	154,996	(b)
Total Insurance		1,419,311
Total Financials		5,285,776
Health Care — 8.0%
Health Care Equipment & Supplies — 0.5%
Inmode Ltd.	5,746	183,642	*(b)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — 4.1%
Alfresa Holdings Corp.	13,500	$172,972	(a)
AmerisourceBergen Corp.	849	135,934
BML Inc.	4,600	107,387	(a)
Cardinal Health Inc.	2,568	193,884	(b)
Cigna Group	510	130,320
CVS Health Corp.	1,498	111,316	(b)
Galenica AG	1,800	152,276	(a)
Humana Inc.	321	155,833	(b)
McKesson Corp.	525	186,926	(b)
Molina Healthcare Inc.	646	172,799	*(b)
Total Health Care Providers & Services		1,519,647
Life Sciences Tools & Services — 0.8%
Medpace Holdings Inc.	770	144,798	*
Mettler-Toledo International Inc.	118	180,565	*(b)
Total Life Sciences Tools & Services		325,363
Pharmaceuticals — 2.6%
Ipsen SA	1,514	166,710	(a)
Laboratorios Farmaceuticos Rovi SA	3,959	165,299	(a)
Nippon Shinyaku Co. Ltd.	2,700	119,138	(a)
Novo Nordisk A/S, Class B Shares	1,415	224,732	(a)
Ono Pharmaceutical Co. Ltd.	6,500	135,448	(a)
Shionogi & Co. Ltd.	3,300	148,848	(a)
Total Pharmaceuticals		960,175
Total Health Care		2,988,827
Industrials — 17.3%
Aerospace & Defense — 1.1%
BAE Systems PLC	14,126	170,870	(a)
Bombardier Inc., Class B Shares	4,320	235,834	*(b)
Total Aerospace & Defense		406,704
Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	1,734	190,948	(b)
Building Products — 1.3%
Cie de Saint-Gobain	3,299	187,527	(a)
Forbo Holding AG, Registered Shares	132	190,766	(a)
Lennox International Inc.	421	105,789	(b)
Total Building Products		484,082
Commercial Services & Supplies — 0.5%
Serco Group PLC	90,836	171,893

See Notes to Financial Statements.

8	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Construction & Engineering — 0.9%
Balfour Beatty PLC	45,160	$207,461
JGC Holdings Corp.	10,000	124,281	(a)
Total Construction & Engineering		331,742
Electrical Equipment — 1.1%
Atkore Inc.	1,000	140,480	*
Fujikura Ltd.	23,300	165,513	(a)
Legrand SA	1,200	109,647	(a)
Total Electrical Equipment		415,640
Ground Transportation — 1.4%
ArcBest Corp.	1,980	182,992	(b)
Ryder System Inc.	2,153	192,134	(b)
TFI International Inc.	1,400	167,057
Total Ground Transportation		542,183
Industrial Conglomerates — 0.5%
Smiths Group PLC	9,330	197,878	(a)
Machinery — 3.6%
Allison Transmission Holdings Inc.	4,067	183,991	(b)
Caterpillar Inc.	500	114,420
CNH Industrial NV	6,600	100,988	(a)
Ebara Corp.	4,600	214,196	(a)
GEA Group AG	3,785	172,663	(a)
Krones AG	1,413	167,134	(a)
OKUMA Corp.	3,000	134,357	(a)
OSG Corp.	8,200	123,664	(a)
Rational AG	170	114,271	(a)
Total Machinery		1,325,684
Marine Transportation — 1.2%
Kawasaki Kisen Kaisha Ltd.	9,300	213,303	(a)
Kuehne + Nagel International AG, Registered Shares	755	224,866	(a)
Total Marine Transportation		438,169
Passenger Airlines — 1.9%
Air Canada	7,600	107,688	*
American Airlines Group Inc.	8,100	119,475	*
Delta Air Lines Inc.	4,579	159,899	*(b)
Qantas Airways Ltd.	42,520	189,786	*(a)
United Airlines Holdings Inc.	2,922	129,298	*
Total Passenger Airlines		706,146
Professional Services — 1.4%
ManpowerGroup Inc.	1,200	99,036	(b)
McMillan Shakespeare Ltd.	13,625	131,547	(a)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Professional Services — continued
Meitec Corp.	6,400	$114,589	(a)
Robert Half International Inc.	2,109	169,922	(b)
Total Professional Services		515,094
Trading Companies & Distributors — 1.6%
Howden Joinery Group PLC	23,570	203,516	(a)
Mitsui & Co. Ltd.	4,800	149,615	(a)
Russel Metals Inc.	4,900	124,467
Veritiv Corp.	910	122,977
Total Trading Companies & Distributors		600,575
Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	4,800	112,881	(a)
Total Industrials		6,439,619
Information Technology — 11.4%
Communications Equipment — 0.8%
F5 Inc.	828	120,631	*(b)
Nokia oyj, ADR	37,860	185,893	(b)
Total Communications Equipment		306,524
Electronic Equipment, Instruments & Components — 1.8%
Amano Corp.	6,200	117,140	(a)
Celestica Inc.	8,100	104,464	*(b)
Horiba Ltd.	3,300	198,056	(a)
TDK Corp.	3,200	114,868	(a)
Topcon Corp.	9,600	129,903	(a)
Total Electronic Equipment, Instruments & Components		664,431
IT Services — 2.5%
Alten SA	1,199	191,455	(a)
Amdocs Ltd.	1,819	174,679
Indra Sistemas SA	15,516	210,004	(a)
Otsuka Corp.	3,800	134,956	(a)
Reply SpA	1,625	204,056	(a)
Total IT Services		915,150
Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV	328	223,515	(a)
Melexis NV	2,000	231,623	(a)
Skyworks Solutions Inc.	1,000	117,980
Ulvac Inc.	3,400	148,531	(a)
Total Semiconductors & Semiconductor Equipment		721,649
Software — 2.6%
Check Point Software Technologies Ltd.	1,700	221,000	*(b)
Fortinet Inc.	3,205	213,004	*(b)

See Notes to Financial Statements.

10	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
Qualys Inc.	1,665	$216,483	*(b)
Splunk Inc.	1,498	143,628	*(b)
Teradata Corp.	4,580	184,483	*(b)
Total Software		978,598
Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.	1,023	168,693	(b)
Dell Technologies Inc., Class C Shares	4,070	163,655	(b)
NetApp Inc.	2,471	157,773	(b)
Pure Storage Inc., Class A Shares	6,314	161,070	*(b)
Total Technology Hardware, Storage & Peripherals		651,191
Total Information Technology		4,237,543
Materials — 7.3%
Chemicals — 3.1%
Chemours Co.	5,411	162,005	(b)
Johnson Matthey PLC	5,000	122,582	(a)
K+S AG, Registered Shares	8,673	184,690	(a)
Kuraray Co. Ltd.	21,300	195,911	(a)
Mosaic Co.	3,865	177,326	(b)
Nippon Shokubai Co. Ltd.	3,200	127,799	(a)
Yara International ASA	4,239	184,230	(a)
Total Chemicals		1,154,543
Construction Materials — 0.4%
HeidelbergCement AG	1,900	138,733	(a)
Containers & Packaging — 0.8%
Graphic Packaging Holding Co.	6,100	155,489
Toyo Seikan Group Holdings Ltd.	11,200	154,776	(a)
Total Containers & Packaging		310,265
Metals & Mining — 3.0%
AMG Advanced Metallurgical Group NV	3,100	132,191	(a)
ArcelorMittal SA	4,200	127,245	(a)
Endeavour Mining PLC	6,200	149,415
Evraz PLC	66,007	0	*(a)(c)(d)
Hudbay Minerals Inc.	31,400	164,725	(b)
Lundin Gold Inc.	12,900	150,619
Mitsubishi Materials Corp.	8,000	130,450	(a)
Pilbara Minerals Ltd.	43,000	114,397	(a)
United States Steel Corp.	5,200	135,720
Total Metals & Mining		1,104,762
Total Materials		2,708,303

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Real Estate — 4.4%
Health Care REITs — 0.3%
Medical Properties Trust Inc.	13,600	$111,792
Hotel & Resort REITs — 2.0%
Host Hotels & Resorts Inc.	10,808	178,224	(b)
Park Hotels & Resorts Inc.	11,450	141,522
RLJ Lodging Trust	13,600	144,160
Ryman Hospitality Properties Inc.	1,800	161,514
Service Properties Trust	12,000	119,520
Total Hotel & Resort REITs		744,940
Office REITs — 0.7%
Allied Properties Real Estate Investment Trust	7,600	136,986
Kilroy Realty Corp.	3,870	125,388	(b)
Total Office REITs		262,374
Real Estate Management & Development — 0.9%
Sumitomo Realty & Development Co. Ltd.	4,800	108,391	(a)
Tokyo Tatemono Co. Ltd.	9,200	112,325	(a)
Tokyu Fudosan Holdings Corp.	26,800	128,719	(a)
Total Real Estate Management & Development		349,435
Retail REITs — 0.5%
Unibail-Rodamco-Westfield	3,350	180,250	*(a)
Total Real Estate		1,648,791
Utilities — 3.7%
Electric Utilities — 0.4%
NRG Energy Inc.	4,054	139,012
Gas Utilities — 1.0%
Nippon Gas Co. Ltd.	8,500	123,356	(a)
Toho Gas Co. Ltd.	5,900	109,849	(a)
Tokyo Gas Co. Ltd.	6,700	125,914	(a)
Total Gas Utilities		359,119
Independent Power and Renewable Electricity Producers — 0.7%
Capital Power Corp.	3,700	113,998
Electric Power Development Co. Ltd.	9,400	151,094	(a)
Total Independent Power and Renewable Electricity Producers		265,092
Multi-Utilities — 1.6%
AGL Energy Ltd.	38,876	209,715	(a)
Centrica PLC	162,162	212,373	(a)
Engie SA	10,701	169,340	(a)
Total Multi-Utilities		591,428
Total Utilities		1,354,651
Total Investments before Short-Term Investments (Cost — $32,211,683)		35,063,515

See Notes to Financial Statements.

12	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 2.6%
Invesco Treasury Portfolio, Institutional Class (Cost — $972,946)	4.716%	972,946	$972,946	(e)
Total Investments — 97.0% (Cost — $33,184,629)			36,036,461
Other Assets in Excess of Liabilities — 3.0%			1,115,870
Total Net Assets — 100.0%			$37,152,331

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

Summary of Investments by Country**
United States	33.5%
Japan	19.7
United Kingdom	10.8
Canada	7.9
France	4.6
Germany	4.4
Spain	3.2
Australia	2.2
Italy	2.1
Netherlands	2.1
Switzerland	1.6
Israel	1.0
Portugal	0.7
Belgium	0.6
Denmark	0.6
Finland	0.5
Brazil	0.5
Burkina Faso	0.4
Luxembourg	0.4
Puerto Rico	0.3
Sweden	0.2
Russia	0.0 ‡
Short-Term Investments	2.7
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2023 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

14	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Securities Sold Short — (94.3)%
Common Stocks — (94.3)%
Communication Services — (6.5)%
Diversified Telecommunication Services — (1.9)%
Cellnex Telecom SA	(3,200)	$(124,441	) (a)
Cogent Communications Holdings Inc.	(1,850)	(117,882)
Deutsche Telekom AG, Registered Shares	(6,272)	(151,985	) (a)
Infrastrutture Wireless Italiane SpA	(12,829)	(168,552	) (a)
Telecom Italia SpA	(494,633)	(163,122	) *(a)
Total Diversified Telecommunication Services		(725,982)
Entertainment — (1.9)%
Liberty Media Corp.-Liberty Formula One, Class C Shares	(1,955)	(146,293	) *
Manchester United PLC, Class A Shares	(6,557)	(145,238)
ROBLOX Corp., Class A Shares	(3,041)	(136,784	) *
Take-Two Interactive Software Inc.	(1,358)	(162,009	) *
Toho Co. Ltd.	(3,000)	(115,017	) (a)
Total Entertainment		(705,341)
Interactive Media & Services — (1.0)%
Adevinta ASA	(16,155)	(114,685	) *(a)
Domain Holdings Australia Ltd.	(56,712)	(134,537	) (a)
Z Holdings Corp.	(44,800)	(127,028	) (a)
Total Interactive Media & Services		(376,250)
Media — (1.7)%
Ascential PLC	(33,700)	(100,189	) *
Future PLC	(7,685)	(110,456	) (a)
Kadokawa Corp.	(6,900)	(147,369	) (a)
Shaw Communications Inc., Class B Shares	(4,500)	(134,650)
Viaplay Group AB	(3,920)	(100,210	) *(a)
Total Media		(592,874)
Total Communication Services		(2,400,447)
Consumer Discretionary — (10.6)%
Automobile Components — (0.3)%
ARB Corp. Ltd.	(4,997)	(106,724	) (a)
Automobiles — (0.4)%
Toyota Motor Corp.	(9,500)	(135,236	) (a)
Broadline Retail — (0.7)%
Rakuten Group Inc.	(21,800)	(101,671	) (a)
THG PLC	(186,073)	(155,879	) *(a)
Total Broadline Retail		(257,550)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Diversified Consumer Services — (0.6)%
Auction Technology Group PLC	(12,385)	$(93,808	) *
IDP Education Ltd.	(6,081)	(112,064	) (a)
Total Diversified Consumer Services		(205,872)
Hotels, Restaurants & Leisure — (5.0)%
Carnival PLC	(10,800)	(97,403	) *(a)
Churchill Downs Inc.	(533)	(137,008)
Delivery Hero SE	(2,471)	(84,298	) *(a)
DoorDash Inc., Class A Shares	(2,173)	(138,116	) *
Entain PLC	(6,177)	(95,930	) (a)
Flutter Entertainment PLC	(856)	(155,768	) *(a)
Food & Life Cos. Ltd.	(5,300)	(138,308	) (a)
Fuji Kyuko Co. Ltd.	(4,500)	(149,334	) (a)
Genius Sports Ltd.	(25,658)	(127,777	) *
McDonald’s Holdings Co. Japan Ltd.	(3,200)	(133,037)
Oriental Land Co. Ltd.	(4,000)	(136,957	) (a)
Planet Fitness Inc., Class A Shares	(1,473)	(114,408	) *
Wingstop Inc.	(761)	(139,704)
Zensho Holdings Co. Ltd.	(4,600)	(136,324	) (a)
Total Hotels, Restaurants & Leisure		(1,784,372)
Household Durables — (1.3)%
Fujitsu General Ltd.	(5,400)	(152,485	) (a)
Iida Group Holdings Co. Ltd.	(8,400)	(137,144	) (a)
Nagawa Co. Ltd.	(1,300)	(67,152	) (a)
Persimmon PLC	(8,000)	(124,222	) (a)
Total Household Durables		(481,003)
Leisure Products — (0.3)%
Thule Group AB	(5,288)	(130,435	) (a)
Specialty Retail — (1.2)%
BHG Group AB	(16,283)	(15,067	) *(a)
Farfetch Ltd., Class A Shares	(16,731)	(82,149	) *
Floor & Decor Holdings Inc., Class A Shares	(1,331)	(130,731	) *
Watches of Switzerland Group PLC	(11,800)	(119,016	) *(a)
Workman Co. Ltd.	(3,000)	(127,267	) (a)
Total Specialty Retail		(474,230)
Textiles, Apparel & Luxury Goods — (0.8)%
Dr. Martens PLC	(70,500)	(123,625	) (a)
On Holding AG, Class A Shares	(5,800)	(179,974	) *
Total Textiles, Apparel & Luxury Goods		(303,599)
Total Consumer Discretionary		(3,879,021)

See Notes to Financial Statements.

16	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples — (7.2)%
Beverages — (0.9)%
Anheuser-Busch InBev SA/NV	(2,900)	$(193,314	) (a)
Constellation Brands Inc., Class A Shares	(735)	(166,029)
Total Beverages		(359,343)
Consumer Staples Distribution & Retail — (2.5)%
Aeon Co. Ltd.	(9,000)	(174,607	) (a)
J Sainsbury PLC	(54,547)	(187,706	) (a)
Kobe Bussan Co. Ltd.	(4,700)	(131,234	) (a)
MatsukiyoCocokara & Co.	(3,100)	(164,212	) (a)
Ocado Group PLC	(17,600)	(116,537	) *(a)
Shop Apotheke Europe NV	(1,848)	(167,221	) *(a)
Total Consumer Staples Distribution & Retail		(941,517)
Food Products — (2.8)%
Ajinomoto Co. Inc.	(4,000)	(139,151	) (a)
Cranswick PLC	(3,000)	(111,669	) (a)
Freshpet Inc.	(2,082)	(137,808	) *
J & J Snack Foods Corp.	(887)	(131,471)
JDE Peet’s NV	(3,800)	(110,528)
Kagome Co. Ltd.	(5,900)	(137,595	) (a)
McCormick & Co. Inc., Non Voting Shares	(1,521)	(126,562)
Premium Brands Holdings Corp.	(1,500)	(110,977)
Total Food Products		(1,005,761)
Household Products — (0.6)%
Central Garden & Pet Co., Class A Shares	(2,700)	(105,489	) *
Reynolds Consumer Products Inc.	(4,000)	(110,000)
Total Household Products		(215,489)
Personal Care Products — (0.4)%
Haleon PLC	(33,260)	(132,123	) (a)
Total Consumer Staples		(2,654,233)
Energy — (4.0)%
Energy Equipment & Services — (0.5)%
John Wood Group PLC	(72,791)	(180,225	) *(a)
Oil, Gas & Consumable Fuels — (3.5)%
Aker BP ASA	(4,800)	(117,720	) (a)
Diversified Energy Co. PLC	(84,200)	(98,260)
Enbridge Inc.	(4,300)	(163,950)
Enviva Inc.	(1,653)	(47,739)
Iwatani Corp.	(3,300)	(144,404	) (a)
Kinetik Holdings Inc.	(3,585)	(112,211)
NexGen Energy Ltd.	(37,300)	(143,239	) *

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Parkland Corp.	(7,100)	$(170,211)
PrairieSky Royalty Ltd.	(8,100)	(128,257)
TC Energy Corp.	(3,600)	(140,031)
Tellurian Inc.	(36,719)	(45,164	) *
Total Oil, Gas & Consumable Fuels		(1,311,186)
Total Energy		(1,491,411)
Financials — (14.1)%
Banks — (4.5)%
Bank of Kyoto Ltd.	(3,800)	(179,738	) (a)
Canadian Imperial Bank of Commerce	(2,800)	(118,733)
First Financial Bankshares Inc.	(4,285)	(136,692)
FNB Corp.	(7,800)	(90,480)
Fukuoka Financial Group Inc.	(5,500)	(105,825	) (a)
Home BancShares Inc.	(5,036)	(109,332)
Huntington Bancshares Inc.	(8,077)	(90,462)
National Australia Bank Ltd.	(7,355)	(137,048	) (a)
Prosperity Bancshares Inc.	(1,993)	(122,609)
Resona Holdings Inc.	(27,100)	(130,734	) (a)
SBI Shinsei Bank Ltd.	(9,700)	(170,856	) *(a)
ServisFirst Bancshares Inc.	(1,521)	(83,092)
SVB Financial Group	(375)	(339	) *
United Bankshares Inc.	(3,306)	(116,371)
United Community Banks Inc.	(3,200)	(89,984)
Total Banks		(1,682,295)
Capital Markets — (5.0)%
abrdn PLC	(40,000)	(100,675	) (a)
Allfunds Group PLC	(18,577)	(123,110	) (a)
Ares Management Corp., Class A Shares	(1,683)	(140,430)
BlackRock Inc.	(162)	(108,397)
EQT AB	(6,081)	(124,219	) (a)
Invesco Ltd.	(6,177)	(101,303)
KKR & Co. Inc.	(2,700)	(141,804)
London Stock Exchange Group PLC	(1,700)	(165,121	) (a)
Moody’s Corp.	(551)	(168,617)
MSCI Inc.	(218)	(122,012)
Nasdaq Inc.	(1,854)	(101,358)
S&P Global Inc.	(440)	(151,699)
Schroders PLC	(21,381)	(121,924	) (a)
Tradeweb Markets Inc., Class A Shares	(2,265)	(178,980)
Total Capital Markets		(1,849,649)

See Notes to Financial Statements.

18	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financial Services — (2.1)%
Affirm Holdings Inc.	(3,794)	$(42,758	) *
Challenger Ltd.	(21,572)	(90,539	) (a)
Fidelity National Information Services Inc.	(2,454)	(133,326)
Industrivarden AB, Class C Shares	(5,416)	(146,039	) (a)
Investor AB, Class B Shares	(5,321)	(105,997	) (a)
Nexi SpA	(13,792)	(112,090	) *(a)
Worldline SA	(3,802)	(161,579	) *(a)
Total Financial Services		(792,328)
Insurance — (2.5)%
Arthur J Gallagher & Co.	(823)	(157,448)
Brown & Brown Inc.	(2,800)	(160,776)
BRP Group Inc., Class A Shares	(4,836)	(123,125	) *
Phoenix Group Holdings PLC	(16,400)	(110,805	) (a)
Prudential PLC	(13,300)	(182,099	) (a)
Ryan Specialty Holdings Inc.	(2,661)	(107,079	) *
Tryg A/S	(5,701)	(124,656	) (a)
Total Insurance		(965,988)
Total Financials		(5,290,260)
Health Care — (8.1)%
Health Care Equipment & Supplies — (4.0)%
Alcon Inc.	(2,281)	(161,923	) (a)
Boston Scientific Corp.	(3,100)	(155,093	) *
EssilorLuxottica SA	(998)	(179,962	) (a)
Insulet Corp.	(582)	(185,635	) *
Penumbra Inc.	(543)	(151,329	) *
ResMed Inc.	(800)	(175,192)
Siemens Healthineers AG	(3,280)	(189,099	) (a)
STERIS PLC	(700)	(133,896)
Stryker Corp.	(580)	(165,573)
Total Health Care Equipment & Supplies		(1,497,702)
Health Care Technology — (0.5)%
Definitive Healthcare Corp.	(7,712)	(79,665	) *
JMDC Inc.	(2,800)	(97,097	) (a)
Total Health Care Technology		(176,762)
Life Sciences Tools & Services — (2.2)%
Bachem Holding AG	(1,547)	(155,570	) (a)
Eurofins Scientific SE	(1,616)	(108,207	) (a)
Evotec SE	(7,141)	(150,833	) *(a)
Illumina Inc.	(678)	(157,669	) *

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Life Sciences Tools & Services — continued
Sartorius Stedim Biotech	(352)	$(107,992	) (a)
Tecan Group AG, Registered Shares	(369)	(161,637	) (a)
Total Life Sciences Tools & Services		(841,908)
Pharmaceuticals — (1.4)%
Catalent Inc.	(1,900)	(124,849	) *
Dechra Pharmaceuticals PLC	(3,998)	(130,892	) (a)
Eisai Co. Ltd.	(2,600)	(147,679	) (a)
Ventyx Biosciences Inc.	(3,000)	(100,500	) *
Total Pharmaceuticals		(503,920)
Total Health Care		(3,020,292)
Industrials — (17.6)%
Aerospace & Defense — (1.4)%
CAE Inc.	(6,200)	(140,194	) *
HEICO Corp.	(725)	(124,004)
Raytheon Technologies Corp.	(1,236)	(121,041)
Saab AB, Class B Shares	(2,200)	(133,652	) (a)
Total Aerospace & Defense		(518,891)
Air Freight & Logistics — (0.3)%
GXO Logistics Inc.	(2,200)	(111,012	) *
Commercial Services & Supplies — (2.4)%
Cleanaway Waste Management Ltd.	(64,100)	(102,573	) (a)
Dai Nippon Printing Co. Ltd.	(4,000)	(111,994	) (a)
GFL Environmental Inc.	(5,300)	(182,745)
Japan Elevator Service Holdings Co. Ltd.	(10,600)	(173,009	) (a)
Rentokil Initial PLC	(24,580)	(179,644	) (a)
Stericycle Inc.	(2,600)	(113,386	) *
Total Commercial Services & Supplies		(863,351)
Construction & Engineering — (0.9)%
SNC-Lavalin Group Inc.	(7,600)	(186,809)
WSP Global Inc.	(1,000)	(130,988)
Total Construction & Engineering		(317,797)
Electrical Equipment — (1.4)%
Nexans SA	(1,100)	(109,602	) (a)
Nordex SE	(10,073)	(148,050	) *(a)
Regal Rexnord Corp.	(820)	(115,399)
Vestas Wind Systems A/S	(5,226)	(152,309	) (a)
Total Electrical Equipment		(525,360)

See Notes to Financial Statements.

20	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Ground Transportation — (0.9)%
Hankyu Hanshin Holdings Inc.	(6,000)	$(177,912	) (a)
Tokyu Corp.	(10,800)	(143,771	) (a)
Total Ground Transportation		(321,683)
Industrial Conglomerates — (0.5)%
Aker ASA, Class A Shares	(1,426)	(91,699	) (a)
Storskogen Group AB, Class B Shares	(132,000)	(110,237	) (a)
Total Industrial Conglomerates		(201,936)
Machinery — (6.1)%
Alfa Laval AB	(4,000)	(142,828	) (a)
Alstom SA	(4,348)	(118,380	) (a)
Fluidra SA	(7,930)	(139,755	) (a)
Harmonic Drive Systems Inc.	(4,000)	(133,393	) (a)
Husqvarna AB, Class B Shares	(12,200)	(105,894	) (a)
Kubota Corp.	(10,400)	(157,678	) (a)
Kurita Water Industries Ltd.	(3,900)	(178,647	) (a)
Makita Corp.	(6,300)	(156,901	) (a)
MINEBEA MITSUMI Inc.	(7,400)	(141,314	) (a)
Sandvik AB	(8,267)	(175,474	) (a)
SKF AB, Class B Shares	(8,607)	(169,531	) (a)
Stanley Black & Decker Inc.	(1,521)	(122,562)
Valmet oyj	(5,227)	(169,688	) (a)
Volvo AB, Class B Shares	(7,400)	(152,489	) (a)
Yaskawa Electric Corp.	(3,500)	(153,510	) (a)
Total Machinery		(2,218,044)
Professional Services — (2.0)%
Adecco Group AG, Registered Shares	(3,965)	(144,425	) (a)
Benefit One Inc.	(8,100)	(115,581	) (a)
Clarivate PLC	(11,189)	(105,065	) *
Dun & Bradstreet Holdings Inc.	(10,548)	(123,834)
Equifax Inc.	(651)	(132,049)
TransUnion	(1,792)	(111,355)
Total Professional Services		(732,309)
Transportation Infrastructure — (1.7)%
Atlas Arteria Ltd.	(24,700)	(104,283	) (a)
Auckland International Airport Ltd.	(33,658)	(183,166	) *(a)
Japan Airport Terminal Co. Ltd.	(3,500)	(174,835	) *(a)
Transurban Group	(15,910)	(151,915	) (a)
Total Transportation Infrastructure		(614,199)
Total Industrials		(6,424,582)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — (11.5)%
Communications Equipment — (0.4)%
Viasat Inc.	(4,130)	$(139,759	) *
Electronic Equipment, Instruments & Components — (1.4)%
Hexagon AB, Class B Shares	(14,503)	(166,921	) (a)
Kyocera Corp.	(2,500)	(130,415	) (a)
Teledyne Technologies Inc.	(286)	(127,945	) *
Zebra Technologies Corp., Class A Shares	(450)	(143,100	) *
Total Electronic Equipment, Instruments & Components		(568,381)
IT Services — (3.0)%
Cloudflare Inc., Class A Shares	(2,376)	(146,504	) *
Netcompany Group A/S	(3,042)	(111,015	) *(a)
NEXTDC Ltd.	(25,531)	(180,677	) *(a)
Nomura Research Institute Ltd.	(5,700)	(133,310	) (a)
NTT Data Corp.	(8,600)	(113,060	) (a)
Shopify Inc., Class A Shares	(3,400)	(163,019	) *
Snowflake Inc., Class A Shares	(856)	(132,072	) *
Unisys Corp.	(26,300)	(102,044	) *
Total IT Services		(1,081,701)
Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices Inc.	(1,550)	(151,916	) *
Disco Corp.	(1,200)	(139,598	) (a)
Entegris Inc.	(1,806)	(148,110)
Japan Material Co. Ltd.	(7,300)	(130,577	) (a)
Lasertec Corp.	(800)	(142,144	) (a)
Marvell Technology Inc.	(3,000)	(129,900)
Rorze Corp.	(1,300)	(115,354	) (a)
Universal Display Corp.	(800)	(124,104)
Total Semiconductors & Semiconductor Equipment		(1,081,703)
Software — (3.6)%
Altair Engineering Inc., Class A Shares	(1,500)	(108,165	) *
Aspen Technology Inc.	(500)	(114,435	) *
Bentley Systems Inc., Class B Shares	(3,528)	(151,669)
Black Knight Inc.	(2,118)	(121,912	) *
CCC Intelligent Solutions Holdings Inc.	(11,400)	(102,258	) *
Cint Group AB	(22,293)	(30,408	) *(a)
Clearwater Analytics Holdings Inc., Class A Shares	(6,600)	(105,336	) *
DoubleVerify Holdings Inc.	(4,700)	(141,705	) *
Money Forward Inc.	(3,200)	(111,982	) *(a)
Paycor HCM Inc.	(4,100)	(108,732	) *

See Notes to Financial Statements.

22	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
Procore Technologies Inc.	(2,400)	$(150,312)	*
Unity Software Inc.	(2,204)	(71,498)	*
Total Software		(1,318,412)
Technology Hardware, Storage & Peripherals — (0.3)%
Western Digital Corp.	(3,100)	(116,777)	*
Total Information Technology		(4,306,733)
Materials — (6.6)%
Chemicals — (4.5)%
Air Liquide SA	(970)	(162,367)	(a)
Akzo Nobel NV	(2,091)	(163,547)	(a)
Chr Hansen Holding A/S	(1,600)	(121,713)	(a)
Croda International PLC	(1,626)	(130,687)	(a)
EMS-Chemie Holding AG, Registered Shares	(140)	(115,728)	(a)
Givaudan SA, Registered Shares	(39)	(126,937)	(a)
International Flavors & Fragrances Inc.	(1,141)	(104,926)
JSR Corp.	(5,000)	(118,281)	(a)
Nippon Paint Holdings Co. Ltd.	(18,100)	(170,196)	(a)
PPG Industries Inc.	(1,195)	(159,628)
Quaker Chemical Corp.	(490)	(96,996)
Sika AG, Registered Shares	(542)	(152,029)	(a)
Symrise AG	(1,200)	(130,589)	(a)
Total Chemicals		(1,753,624)
Construction Materials — (0.4)%
Holcim AG	(2,376)	(153,231)	(a)
Containers & Packaging — (1.0)%
Ball Corp.	(2,265)	(124,824)
SIG Group AG	(6,148)	(158,392)	(a)
Smurfit Kappa Group PLC	(3,259)	(118,204)	(a)
Total Containers & Packaging		(401,420)
Metals & Mining — (0.7)%
Antofagasta PLC	(6,221)	(121,854)	(a)
Wheaton Precious Metals Corp.	(3,400)	(163,748)
Total Metals & Mining		(285,602)
Total Materials		(2,593,877)
Real Estate — (4.5)%
Diversified REITs — (0.7)%
Daiwa House REIT Investment Corp.	(60)	(122,940)	(a)
WP Carey Inc.	(1,700)	(131,665)
Total Diversified REITs		(254,605)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care REITs — (0.3)%
Primary Health Properties PLC	(78,221)	$(97,961	) (a)
Industrial REITs — (0.9)%
Nippon Prologis REIT Inc.	(48)	(101,618	) (a)
Segro PLC	(12,500)	(119,073	) (a)
Warehouses De Pauw CVA	(3,897)	(115,882	) (a)
Total Industrial REITs		(336,573)
Real Estate Management & Development — (0.7)%
Altus Group Ltd.	(3,100)	(131,638)
Sagax AB, Class B Shares	(4,300)	(99,117	) (a)
Total Real Estate Management & Development		(230,755)
Residential REITs — (0.6)%
Advance Residence Investment Corp.	(45)	(107,441	) (a)
American Homes 4 Rent, Class A Shares	(3,750)	(117,938)
Total Residential REITs		(225,379)
Retail REITs — (0.7)%
Realty Income Corp.	(2,570)	(162,732)
Supermarket Income Reit PLC	(105,700)	(113,172	) (a)
Total Retail REITs		(275,904)
Specialized REITs — (0.6)%
Equinix Inc.	(155)	(111,761)
Four Corners Property Trust Inc.	(4,300)	(115,498)
Total Specialized REITs		(227,259)
Total Real Estate		(1,648,436)
Utilities — (3.6)%
Electric Utilities — (1.2)%
Chugoku Electric Power Co. Inc.	(20,900)	(106,159	) *(a)
NextEra Energy Inc.	(2,258)	(174,047)
PG&E Corp.	(9,200)	(148,764	) *
Total Electric Utilities		(428,970)
Gas Utilities — (0.4)%
APA Group	(22,815)	(154,987	) (a)
Independent Power and Renewable Electricity Producers — (0.4)%
Neoen SA	(4,808)	(151,596	) (a)
Multi-Utilities — (0.8)%
Dominion Energy Inc.	(2,020)	(112,938)
Veolia Environnement SA	(6,148)	(189,710	) (a)
Total Multi-Utilities		(302,648)

See Notes to Financial Statements.

24	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Water Utilities — (0.8)%
California Water Service Group	(2,000)	$(116,400)
Severn Trent PLC	(5,329)	(189,302	) (a)
Total Water Utilities		(305,702)
Total Utilities		(1,343,903)
Total Securities Sold Short (Proceeds — $(39,007,552))		$(35,053,195)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)

REIT	— Real Estate Investment Trust

Summary of Securities Sold Short by Country±
United States	35.3%
Japan	20.2
United Kingdom	9.9
Canada	5.8
Sweden	5.4
Australia	4.1
Switzerland	3.9
France	3.7
Germany	2.2
Denmark	1.5
Italy	1.3
Netherlands	1.3
Belgium	0.9
Spain	0.8
Norway	0.6
New Zealand	0.5
Hong Kong	0.5
Finland	0.5
Brazil	0.5
Chile	0.3
Ireland	0.3
Luxembourg	0.3
South Korea	0.2
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2023 and are subject to change.

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Market Neutral Fund

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,485,980	GBP	2,848,000	Bank of New York	4/21/23	$(28,847)
USD	6,059,220	JPY	800,369,000	Bank of New York	4/21/23	10,840
USD	2,519,604	CAD	3,457,000	Citibank N.A.	4/21/23	(39,066)
USD	5,374,608	EUR	4,972,000	Northern Trust Co.	4/21/23	(23,848)
Net unrealized depreciation on open forward foreign currency contracts						$(80,921)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

See Notes to Financial Statements.

26	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments, at value (Cost — $33,184,629)	$36,036,461
Foreign currency, at value (Cost — $405,340)	409,464
Cash	1,642
Foreign cash collateral held at brokers for securities sold short, at value (Cost — $21,835,155)	22,880,021
Deposits with brokers for securities sold short	13,000,497
Receivable for Fund shares sold	289,816
Dividends and interest receivable	225,896
European Union tax reclaims receivable (Note 1)	15,945
Unrealized appreciation on forward foreign currency contracts	10,840
Prepaid expenses	32,507
Total Assets	72,903,089

Liabilities:
Investments sold short, at value (proceeds received — $39,007,552)	35,053,195
Payable for Fund shares repurchased	214,614
Payable for securities purchased	194,876
Dividends payable on securities sold short	108,809
Unrealized depreciation on forward foreign currency contracts	91,761
Investment management fee payable	13,343
European Union tax reclaim contingent fees payable (Note 1)	4,001
Service and/or distribution fees payable	1,443
Trustees’ fees payable	1,414
Accrued expenses	67,302
Total Liabilities	35,750,758
Total Net Assets	$37,152,331

Net Assets:
Par value (Note 7)	$41
Paid-in capital in excess of par value	37,625,824
Total distributable earnings (loss)	(473,534)
Total Net Assets	$37,152,331

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2023

Net Assets:
Class A	$5,287,094
Class C	$390,589
Class I	$5,953,209
Class IS	$25,521,439

Shares Outstanding:
Class A	585,119
Class C	44,849
Class I	649,767
Class IS	2,776,915

Net Asset Value:
Class A (and redemption price)	$9.04
Class C*	$8.71
Class I (and redemption price)	$9.16
Class IS (and redemption price)	$9.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$9.57

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

28	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends	$487,220
Interest	375,328
European Union tax reclaims (Note 1)	15,945
Less: Foreign taxes withheld	(32,234)
Total Investment Income	846,259

Expenses:
Dividend expense on securities sold short	298,562
Investment management fee (Note 2)	182,034
Interest expense on securities sold short	67,125
Fund accounting fees	34,718
Registration fees	28,256
Audit and tax fees	21,100
Legal fees	14,759
Service and/or distribution fees (Notes 2 and 5)	10,242
Transfer agent fees (Note 5)	7,969
Shareholder reports	6,908
European Union tax reclaim contingent fees (Note 1)	4,001
Custody fees	3,610
Fees recaptured by investment manager (Note 2)	2,954
Trustees’ fees	1,531
Commitment fees (Note 8)	177
Insurance	118
Interest expense	30
Miscellaneous expenses	3,888
Total Expenses	687,982
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(87,235)
Net Expenses	600,747
Net Investment Income	245,512

Realized and Unrealized Gain (Loss) on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	945,294
Securities sold short	2,320,672
Forward foreign currency contracts	(903,955)
Foreign currency transactions	(792,911)
Net Realized Gain	1,569,100
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,858,685
Securities sold short	(9,119,856)
Forward foreign currency contracts	(468,299)
Foreign currencies	2,797,585
Change in Net Unrealized Appreciation (Depreciation)	68,115
Net Gain on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,637,215
Increase in Net Assets From Operations	$1,882,727

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income (loss)	$245,512	$(44,754)
Net realized gain	1,569,100	3,842,838
Change in net unrealized appreciation (depreciation)	68,115	1,924,648
Increase in Net Assets From Operations	1,882,727	5,722,732

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,155,473)	—
Decrease in Net Assets From Distributions to Shareholders	(6,155,473)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,073,591	44,547,317
Reinvestment of distributions	6,146,311	—
Cost of shares repurchased	(10,632,909)	(80,211,879)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,586,993	(35,664,562)
Decrease in Net Assets	(2,685,753)	(29,941,830)

Net Assets:
Beginning of period	39,838,084	69,779,914
End of period	$37,152,331	$39,838,084

See Notes to Financial Statements.

30	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.26	$9.44	$9.02	$9.40	$10.35	$10.44

Income (loss) from operations:
Net investment income (loss)	0.04	0.11	(0.13)	(0.09)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	0.44	0.71	0.55	(0.29)	(0.71)	0.04
Total income (loss) from operations	0.48	0.82	0.42	(0.38)	(0.78)	0.00 [3]

Less distributions from:
Net investment income	(1.70)	—	—	—	(0.17)	(0.09)
Total distributions	(1.70)	—	—	—	(0.17)	(0.09)

Net asset value, end of period	$9.04	$10.26	$9.44	$9.02	$9.40	$10.35
Total return[4]	5.06%	8.58%	4.66%	(4.04)%	(7.49)%	(0.13)%

Net assets, end of period (000s)	$5,287	$7,753	$101	$96	$100	$140

Ratios to average net assets:
Gross expenses	3.85%[5,6]	4.59%	3.59%[6]	3.36%[6]	4.11%[6]	3.67%[6]
Net expenses[7,8]	3.40 [5,6]	3.99	3.37 [6]	3.08 [6]	3.61 [6]	3.20 [6]
Net investment income (loss)	0.86 [5]	1.06	(1.38)	(0.94)	(0.70)	(0.35)

Portfolio turnover rate[9]	42%	149%	134%	139%	147%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 112% for the six months ended March 31, 2023, 324% for the year ended September 30, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018[3]

Net asset value, beginning of period	$9.94	$9.22	$8.87	$9.30	$10.33	$10.09

Income (loss) from operations:
Net investment income (loss)	0.02	(0.05)	(0.18)	(0.14)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	0.40	0.77	0.53	(0.29)	(0.70)	0.25
Total income (loss) from operations	0.42	0.72	0.35	(0.43)	(0.83)	0.24

Less distributions from:
Net investment income	(1.65)	—	—	—	(0.20)	—
Total distributions	(1.65)	—	—	—	(0.20)	—

Net asset value, end of period	$8.71	$9.94	$9.22	$8.87	$9.30	$10.33
Total return[4]	4.62%	7.70%	3.95%	(4.52)%	(8.14)%	2.28%

Net assets, end of period (000s)	$391	$286	$47	$45	$47	$51

Ratios to average net assets:
Gross expenses	4.67%[5,6]	4.91%	4.22%	3.97%	4.76%[6]	4.68%[5]
Net expenses[7,8]	4.22 [5,6]	4.54	3.99	3.69	4.27 [6]	4.03 [5]
Net investment income (loss)	0.32 [5]	(0.47)	(2.01)	(1.55)	(1.28)	(0.54) [5]

Portfolio turnover rate[9]	42%	149%	134%	139%	147%	64%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.30%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 112% for the six months ended March 31, 2023, 324% for the year ended September 30, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

[10]	For the year ended September 30, 2018.

See Notes to Financial Statements.

32	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.36	$9.51	$9.06	$9.42	$10.42	$10.50

Income (loss) from operations:
Net investment income (loss)	0.06	0.01	(0.09)	(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.43	0.84	0.54	(0.29)	(0.72)	0.04
Total income (loss) from operations	0.49	0.85	0.45	(0.34)	(0.75)	0.03

Less distributions from:
Net investment income	(1.69)	—	—	(0.02)	(0.25)	(0.11)
Total distributions	(1.69)	—	—	(0.02)	(0.25)	(0.11)

Net asset value, end of period	$9.16	$10.36	$9.51	$9.06	$9.42	$10.42
Total return[3]	5.06%	8.82%	5.08%	(3.63)%	(7.25)%	0.18%

Net assets, end of period (000s)	$5,953	$5,863	$5,531	$4,903	$5,355	$4,807

Ratios to average net assets:
Gross expenses	3.60%[4,5]	3.70%	3.22%[5]	2.99%[5]	3.79%[5]	3.18%[5]
Net expenses[6,7]	3.15 [4,5]	3.44	2.99 [5]	2.71 [5]	3.31 [5]	2.71 [5]
Net investment income (loss)	1.29 [4]	0.08	(0.99)	(0.54)	(0.27)	(0.12)

Portfolio turnover rate[8]	42%	149%	134%	139%	147%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 112% for the six months ended March 31, 2023, 324% for the year ended September 30, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.40	$9.54	$9.08	$9.44	$10.43	$10.51

Income (loss) from operations:
Net investment income (loss)	0.07	(0.01)	(0.09)	(0.05)	(0.00) [3]	(0.01)
Net realized and unrealized gain (loss)	0.43	0.87	0.55	(0.28)	(0.74)	0.04
Total income (loss) from operations	0.50	0.86	0.46	(0.33)	(0.74)	0.03

Less distributions from:
Net investment income	(1.71)	—	—	(0.03)	(0.25)	(0.11)
Total distributions	(1.71)	—	—	(0.03)	(0.25)	(0.11)

Net asset value, end of period	$9.19	$10.40	$9.54	$9.08	$9.44	$10.43
Total return[4]	5.24%	8.91%	5.07%	(3.54)%	(7.13)%	0.18%

Net assets, end of period (000s)	$25,521	$25,936	$64,102	$53,182	$57,929	$38,012

Ratios to average net assets:
Gross expenses	3.49%[5]	3.29%	3.18%	2.91%[6]	3.67%[6]	3.17%[6]
Net expenses[7,8]	3.03 [5]	3.05	2.95	2.63 [6]	3.18 [6]	2.70 [6]
Net investment income (loss)	1.36 [5]	(0.13)	(0.93)	(0.50)	(0.05)	(0.11)

Portfolio turnover rate[9]	42%	149%	134%	139%	147%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 112% for the six months ended March 31, 2023, 324% for the year ended September 30, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

See Notes to Financial Statements.

34	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

36	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Communication Services	$874,211	$1,527,805	—		$2,402,016
Consumer Discretionary	1,204,380	2,678,476	—		3,882,856
Consumer Staples	1,546,521	1,041,515	—		2,588,036
Energy	680,772	846,325	—		1,527,097
Financials	2,806,680	2,479,096	—		5,285,776
Health Care	1,596,017	1,392,810	—		2,988,827
Industrials	2,925,761	3,513,858	—		6,439,619
Information Technology	2,333,436	1,904,107	—		4,237,543
Materials	1,095,299	1,613,004	$0	**	2,708,303
Real Estate	1,119,106	529,685	—		1,648,791
Utilities	253,010	1,101,641	—		1,354,651
Total Long-Term Investments	16,435,193	18,628,322	0	**	35,063,515
Short-Term Investments†	972,946	—	—		972,946
Total Investments	$17,408,139	$18,628,322	$0	**	$36,036,461
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$10,840	—		$10,840
Total	$17,408,139	$18,639,162	$0	**	$36,047,301

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Common Stocks:
Communication Services	$943,045	$1,457,402	—	$2,400,447
Consumer Discretionary	1,276,712	2,602,309	—	3,879,021
Consumer Staples	998,864	1,655,369	—	2,654,233
Energy	1,049,062	442,349	—	1,491,411
Financials	2,897,206	2,393,054	—	5,290,260
Health Care	1,429,401	1,590,891	—	3,020,292
Industrials	1,820,443	4,604,139	—	6,424,582
Information Technology	2,801,272	1,505,461	—	4,306,733
Materials	650,122	1,943,755	—	2,593,877
Real Estate	771,232	877,204	—	1,648,436
Utilities	552,149	791,754	—	1,343,903
Total Securities Sold Short	15,189,508	19,863,687	—	35,053,195
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	91,761	—	91,761
Total	$15,189,508	$19,955,448	—	$35,144,956

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

38	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

40	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $91,761. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

42	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.55%, 2.30%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for each class as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $87,235.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2023	$276	$126	$14,342	$161,282
Expires September 30, 2024	216	100	11,021	134,819
Expires September 30, 2025	6,457	280	30,194	129,633
Expires September 30, 2026	15,222	828	13,590	57,595
Total fee waivers/expense reimbursements subject to recapture	$22,171	$1,334	$69,147	$483,329

For the six months ended March 31, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class I
LMPFA recaptured	$2,633	$161	$160

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$709
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2023, Franklin Resources and its affiliates owned 67% of the Fund.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$15,024,772
Sales	23,823,005

* Excluding securities sold short and covers on securities sold short in the amount of $17,517,525 and $25,385,149, respectively.

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$33,184,629	$4,484,537	$(1,632,705)	$2,851,832
Securities sold short	(39,007,552)	6,366,330	(2,411,973)	3,954,357
Forward foreign currency contracts	—	10,840	(91,761)	(80,921)

44	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2023.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$10,840

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$91,761

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(903,955)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(468,299)

During the six months ended March 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$17,995,460

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$10,840	$(28,847)	$(18,007)	—	$(18,007)
Citibank N.A.	—	(39,066)	(39,066)	—	(39,066)
Northern Trust Co.	—	(23,848)	(23,848)	—	(23,848)
Total	$10,840	$(91,761)	$(80,921)	—	$(80,921)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,412	$4,467
Class C	1,830	115
Class I	—	2,843
Class IS	—	544
Total	$10,242	$7,969

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15,222
Class C	828
Class I	13,590
Class IS	57,595
Total	$87,235

46	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$1,162,714	—
Class C	58,358	—
Class I	957,149	—
Class IS	3,977,252	—
Total	$6,155,473	—

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	501,361	$5,031,891	962,169	$9,944,831
Shares issued on reinvestment	130,845	1,161,906	—	—
Shares repurchased	(802,788)	(7,779,438)	(217,129)	(2,215,584)
Net increase (decrease)	(170,582)	$(1,585,641)	745,040	$7,729,247

Class C
Shares sold	19,303	$181,512	25,722	$258,259
Shares issued on reinvestment	5,835	50,004	—	—
Shares repurchased	(9,068)	(82,692)	(2,000)	(20,452)
Net increase	16,070	$148,824	23,722	$237,807

Class I
Shares sold	30,472	$281,262	3,016,181	$31,379,389
Shares issued on reinvestment	106,468	957,149	—	—
Shares repurchased	(53,199)	(490,672)	(3,031,491)	(31,237,820)
Net increase (decrease)	83,741	$747,739	(15,310)	$141,569

Class IS
Shares sold	58,950	$578,926	295,849	$2,964,838
Shares issued on reinvestment	440,937	3,977,252	—	—
Shares repurchased	(216,722)	(2,280,107)	(4,521,660)	(46,738,023)
Net increase (decrease)	283,165	$2,276,071	(4,225,811)	$(43,773,185)

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

9. Deferred capital losses

As of September 30, 2022, the Fund had deferred capital losses of $8,210,210, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

11. Other matter

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver

48	Franklin Global Market Neutral Fund 2023 Semi-Annual Report

such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at March 31, 2023.

Franklin Global Market Neutral Fund 2023 Semi-Annual Report	49

Franklin

Global Market Neutral Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin Global Market Neutral Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN263159 05/23 SR23-4651

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 23, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 23, 2023